ACCOUNTS RECEIVABLE, NET (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 JPY (¥)
Credit Loss [Abstract]
Accounts receivable	$ 4,709,753	¥ 738,489,361	¥ 522,046,672
Less: allowance of credit losses	(47,231)	(7,405,870)	(3,648,121)
Accounts receivable, net	$ 4,662,522	¥ 731,083,491	¥ 518,398,551